Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 587,261
Fair value assets, ending balance	611,708
Fair value liabilities, beginning balance	483,212
Fair value liabilities, ending balance	514,508
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,794	$ 1,824
Gains (losses) included in earnings	(5)	(19)
Gains (losses) included in OCI	10	19
Purchases (issuances)	362	364
Settlement (sales) and other	(43)	(292)
Transfers into Level 3	(7)	(7)
Transfers out of Level 3	30	(48)
Fair value assets, ending balance	2,141	1,841
Gains (losses) included in earnings for positions still held	20	65
Fair value liabilities, beginning balance	(216)	(453)
Gains (losses) included in earnings	(5)	(30)
Gains (losses) included in OCI		(1)
Purchases (issuances)	(171)	(9)
Settlement (sales) and other	12	21
Transfers into Level 3	(16)	(18)
Transfers out of Level 3	69	347
Fair value liabilities, ending balance	(327)	(143)
Gains (losses) included in earnings for positions still held	(1)	3
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	474	429
Gains (losses) included in earnings		(3)
Gains (losses) included in OCI	5	12
Purchases (issuances)		27
Settlement (sales) and other	(1)	(56)
Fair value assets, ending balance	478	409
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(585)	(504)
Gains (losses) included in earnings	4	(68)
Purchases (issuances)	(36)
Settlement (sales) and other	1	40
Transfers into Level 3		2
Transfers out of Level 3	6	(20)
Fair value net derivative, ending balance	(610)	(550)
Gains (losses) included in earnings for positions still held	4	(6)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	21	21
Gains (losses) included in earnings	1	(7)
Gains (losses) included in OCI		6
Purchases (issuances)	11	2
Transfers into Level 3	(5)	(1)
Transfers out of Level 3	(3)	(9)
Fair value net derivative, ending balance	25	12
Gains (losses) included in earnings for positions still held	(1)	(1)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(195)	(84)
Gains (losses) included in earnings	(15)	45
Gains (losses) included in OCI	1
Purchases (issuances)	(2)	(9)
Settlement (sales) and other	8	(23)
Transfers into Level 3	(10)	(17)
Transfers out of Level 3	58	(14)
Fair value net derivative, ending balance	(155)	(102)
Gains (losses) included in earnings for positions still held	(8)	60
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	22	1
Settlement (sales) and other	(6)	12
Fair value net derivative, ending balance	16	13
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	77	65
Gains (losses) included in earnings	7
Settlement (sales) and other	(4)	(4)
Fair value net derivative, ending balance	80	61
Gains (losses) included in earnings for positions still held	7
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	153	192
Gains (losses) included in earnings		(3)
Gains (losses) included in OCI	5	2
Settlement (sales) and other		(56)
Fair value assets, ending balance	158	135
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	294	237
Gains (losses) included in OCI		10
Settlement (sales) and other	(1)
Fair value assets, ending balance	293	247
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	680	551
Gains (losses) included in earnings	26	17
Gains (losses) included in OCI		1
Purchases (issuances)	318	264
Settlement (sales) and other	(9)	(2)
Transfers into Level 3	8
Transfers out of Level 3	(28)	(5)
Fair value assets, ending balance	995	826
Gains (losses) included in earnings for positions still held	28	16
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)		27
Fair value assets, ending balance	27	27
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,300	1,345
Gains (losses) included in earnings	(28)	(3)
Gains (losses) included in OCI	4
Purchases (issuances)	71	80
Settlement (sales) and other	(32)	(259)
Transfers into Level 3		9
Transfers out of Level 3	(3)
Fair value assets, ending balance	1,312	1,172
Gains (losses) included in earnings for positions still held	(10)	(4)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	58	66
Gains (losses) included in earnings		(1)
Settlement (sales) and other	(3)
Fair value assets, ending balance	55	65
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	110
Gains (losses) included in earnings		15
Settlement (sales) and other		(116)
Fair value assets, ending balance	2	9
Gains (losses) included in earnings for positions still held		1
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	21
Gains (losses) included in earnings	(1)	1
Settlement (sales) and other	(1)
Fair value assets, ending balance	19	22
Gains (losses) included in earnings for positions still held	(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,219	1,148
Gains (losses) included in earnings	(27)	(18)
Gains (losses) included in OCI	4
Purchases (issuances)	71	80
Settlement (sales) and other	(28)	(143)
Transfers into Level 3		9
Transfers out of Level 3	(3)
Fair value assets, ending balance	1,236	1,076
Gains (losses) included in earnings for positions still held	(9)	(5)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(156)	(390)
Gains (losses) included in earnings	(1)	(30)
Gains (losses) included in OCI		(1)
Purchases (issuances)	(174)	(9)
Settlement (sales) and other	10	5
Transfers into Level 3	(16)	(18)
Transfers out of Level 3	69	352
Fair value liabilities, ending balance	(268)	(91)
Gains (losses) included in earnings for positions still held	3	2
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		5
Transfers out of Level 3		(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(60)	(68)
Gains (losses) included in earnings	(4)
Purchases (issuances)	3
Settlement (sales) and other	2	16
Fair value liabilities, ending balance	(59)	(52)
Gains (losses) included in earnings for positions still held	$ (4)	$ 1